Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,289,500.00
Total Fee Amount	4,182.98
Total Offset Amount	0.00
Net Fee	$ 4,182.98
Offering Table N/A
Offset Table N/A	N/A